Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim MSCI Emerging Markets Equal Weight ETF

Supplement dated November 18, 2014 to the
Summary Prospectus and Statutory Prospectus dated February 28, 2014

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and Summary Prospectus (each, a “Prospectus” and, together, the “Prospectuses”) for the Guggenheim MSCI Emerging Markets Equal Weight ETF (the “Fund”) and should be read in conjunction with the Prospectuses.

At a meeting held on November 13, 2014, Guggenheim Investments (the “Advisor”) recommended and the Board of Trustees (the “Board”) of Rydex ETF Trust (the “Trust”) approved a change in the Fund’s Underlying Index from the MSCI Emerging Markets Equal Weighted Index to the MSCI Emerging Markets Equal Country Weighted Index. In connection with the change in the Fund’s Underlying Index, the Board also approved several other related changes, each of which is described below. All of the changes described in this Supplement will become effective on January 20, 2015, or such later date as deemed appropriate by the officers of the Trust.

As a result, effective January 20, 2015, the Fund’s Prospectuses will be revised as described below.

I.    New Fund Name

The new name of the Fund will be “Guggenheim MSCI Emerging Markets Equal Country Weight ETF”. Therefore, all references to the “Guggenheim MSCI Emerging Markets Equal Weight ETF” in the Fund’s Prospectuses will be replaced with “Guggenheim MSCI Emerging Markets Equal Country Weight ETF”.

II.    New Underlying Index

The Fund’s Underlying Index will change from the MSCI Emerging Markets Equal Weighted Index to the MSCI Emerging Markets Equal Country Weighted Index. Therefore, all references to the MSCI Emerging Markets Equal Weighted Index in the Fund’s Prospectuses will be replaced with MSCI Emerging Markets Equal Country Weighted Index.

III.    Change in the Fund’s Investment Objective

The Fund’s current investment objective as described under the heading “Investment Objective” in the “Fund Summary” section of the Fund’s Prospectuses will be replaced in its entirety as set forth below.

INVESTMENT OBJECTIVE

The investment objective of the Guggenheim MSCI Emerging Markets Equal Country Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the MSCI Emerging Markets Equal Country Weighted Index.

IV.    Change in the Fund’s Principal Investment Strategies

The first paragraph of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Prospectuses will be replaced in its entirety as set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is based on the universe of constituents of the MSCI Emerging Markets Index. The Underlying Index provides equal-weighted exposure to all of the countries included in the MSCI Emerging Markets Index while providing capitalization-weighted exposure to the securities within each country. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of certain markets deemed to be emerging markets. As of October 31, 2014, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates with capitalizations ranging from $93.5 million to $252.7 billion. Both Indices are denominated in U.S. dollars. In general, the equal-weighting employed by the Underlying Index provides equal representation of the countries included in the Underlying Index at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to those countries than typically may be found in the Underlying Index’s market capitalization-weighted counterparts while the capitalization weighting of the securities within each country provides for greater diversification.

The Fund’s principal risks and fees and expenses are not expected to change as a result of the changes described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EWEM-COMBO-SUP-1114x0215

Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim MSCI Emerging Markets Equal Weight ETF

Supplement dated November 18, 2014 to the
Statement of Additional Information dated February 28, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (the “SAI”) for the Guggenheim MSCI Emerging Markets Equal Weight ETF (the “Fund”) and should be read in conjunction with the SAI.

At a meeting held on November 13, 2014, Guggenheim Investments (the “Advisor”) recommended and the Board of Trustees (the “Board”) of Rydex ETF Trust (the “Trust”) approved a change in the Fund’s Underlying Index from the MSCI Emerging Markets Equal Weighted Index to the MSCI Emerging Markets Equal Country Weighted Index. In connection with the change in the Fund’s Underlying Index, the Board also approved corresponding changes to the Fund’s name and principal investment strategies. All of the changes will become effective on January 20, 2015, or such later date as deemed appropriate by the officers of the Trust.

As a result, effective January 20, 2015, the Fund’s SAI will be revised as described below.

I.    New Fund Name

The new name of the Fund will be “Guggenheim MSCI Emerging Markets Equal Country Weight ETF”. Therefore, all references to the “Guggenheim MSCI Emerging Markets Equal Weight ETF” in the Fund’s SAI will be replaced with “Guggenheim MSCI Emerging Markets Equal Country Weight ETF”.

II.    New Underlying Index

The Fund’s Underlying Index will change from the MSCI Emerging Markets Equal Weighted Index to the MSCI Emerging Markets Equal Country Weighted Index. Therefore, all references to the MSCI Emerging Markets Equal Weighted Index in the SAI will be replaced with MSCI Emerging Markets Equal Country Weighted Index.

III.    Change in Underlying Index Calculation

On the Effective Date, the current descriptions under the headings “Description of MSCI Underlying Index”, “MSCI Index Calculation”, “MSCI Index Maintenance”, “Commencement Date of the MSCI Underlying Index” and “MSCI Index Availability” in the “More Information About the Underlying Indices” section of the SAI will be replaced in their entirety as set forth below.

Description of MSCI Underlying Index
The Guggenheim MSCI Emerging Markets Equal Country Weight ETF generally is composed of securities that are representative of some, but not all, of the constituent securities of the MSCI Emerging Markets Equal Country Weighted Index (the “MSCI Underlying Index”).

The MSCI Underlying Index is compiled by MSCI, Inc. (“MSCI”). MSCI is not affiliated with the Guggenheim MSCI Equal Weight Countries Emerging Markets ETF, the Advisor or its affiliates.

MSCI Index Calculation
The MSCI Underlying Index is constructed from the MSCI Emerging Markets Index (the “MSCI Parent Index”) and has the same constituents as the MSCI Parent Index. At construction and at each rebalancing, each country in the MSCI Underlying Index is given an equal weight (i.e., 1/N, where N is the number of countries in the MSCI Parent Index). Within each country, the securities are then weighted relative to their free float adjusted market capitalization. In between rebalancings, the weightings of each country and their respective securities may change due to their relative performance.

MSCI Index Maintenance
The MSCI Underlying Index is rebalanced on a semi-annual basis in May and November, coinciding with the semi-annual index reviews of the MSCI Parent Index.

In general, the MSCI Underlying Index follows the event maintenance of the MSCI Parent Index. Changes in the MSCI Parent Index are reflected simultaneously in the MSCI Underlying Index. Early inclusions of new securities to the MSCI Parent Index, such as IPOs, will be simultaneously added to the MSCI Underlying Index with a constraint factor reflecting a weight that the security would have had as a result of an equal country weighted index rebalancing at the time of the IPO inclusion. The weights of existing constituent securities are then accordingly adjusted so as to bring the total weight of the MSCI Underlying Index to 100%.

The general treatment of additions and deletions due to corporate events aims at minimizing turnover in the MSCI Underlying Index. A security added to the MSCI Parent Index following a corporate event (acquisition, spin-off or merger) will also be added to the MSCI Underlying Index with an estimated capped weight. A constituent deleted from the MSCI Parent Index following a corporate event will be simultaneously deleted from the MSCI Underlying Index.

Commencement Dates of the MSCI Underlying Index
The MSCI Underlying Index commenced operations on November 10, 2014.

MSCI Index Availability.
The MSCI Underlying Index is calculated continuously and widely disseminated to major data vendors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EWEM-SAI-SUP-1114x0215